GAIN ON SALE OF ASSETS	12 Months Ended
Dec. 31, 2024
Gain on Sale of Assets [Abstract]
GAIN ON SALE OF ASSETS	GAIN ON SALE OF ASSETS

In September 2024, we entered into agreements to sell a Newcastlemax vessel, Golden Gayle, and a Panamax vessel, Golden Diamond, to unrelated third parties for a total gross amount of $57.5 million. Upon delivery of the vessels in November 2024 and October 2024, respectively, we recorded gains of $16.1 million from the sales.

In June 2024, we entered into an agreement to sell a Panamax vessel, Golden Ruby, to an unrelated third party for a total gross amount of $21.0 million. Upon delivery of the vessel in August 2024, we recorded a gain of $4.2 million from the sale.

In December 2023, we entered into an agreement to sell a Panamax vessel, Golden Bull, to an unrelated third party for a total gross amount of $16.0 million. Upon delivery of the vessel in February 2024, we recorded a gain of $1.1 million from the sale.
With reference to Note 10, "Operating Leases", in September 2023, we entered into an agreement to sell a Supramax vessel(1), Golden Hawk, to an unrelated third party for $21.6 million. Upon delivery of the vessel in November 2023, we recorded a gain of $5.8 million from the sale.

In September 2023, we entered into an agreement to sell a Panamax vessel, Golden Suek, to an unrelated third party for a total gross amount of $15.0 million. Upon delivery of the vessel in September 2023, we recorded a gain of $0.8 million from the sale.

In November 2022, we entered into an agreement to sell two Panamax vessels, Golden Ice and Golden Strength, to an unrelated third party for a total gross amount of $30.3 million. Upon delivery of the vessels in December 2022 and January 2023, respectively, we recorded a gains of $2.8 million and $2.6 million from the sales.

In June 2022, we entered into an agreement to sell en-bloc two Ultramax vessels(2), Golden Cecilie and Golden Cathrine, to an unrelated third party for a total gross amount of $63.0 million. Upon delivery of the vessels, we recorded a gain of $21.9 million from the sale in the third quarter of 2022.

In February 2022, we entered into an agreement to sell en-bloc three older Kamsarmax vessels, Golden Empress, Golden Enterprise and Golden Endeavour, to an unrelated third party for a total gross amount of $52.0 million. Upon delivery of the vessels, we recorded a gain of $9.5 million from the sale in the second quarter of 2022.

(1)Defined, together with Ultramax vessels, as vessels carrying capacities of between 55,000 and 65,000 dwt. As of December 31, 2024, we do not own or operate any Supramax vessels.
(2)Defined as vessels carrying capacities of between 55,000 and 65,000 dwt. As of December 31, 2024, we do not own or operate any Ultramax vessels.